LEASE OBLIGATIONS - Summary of Deprecation Recognized in Right-of-use Assets (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Disclosure of attribution of expenses by nature to their function [line items]
Depreciation expense	$ 1,675,749	$ 705,811	$ 4,975,604	$ 1,794,912	$ 3,134,852
Cost of sales
Disclosure of attribution of expenses by nature to their function [line items]
Depreciation expense	335,811	348,555	1,025,664	910,286
Administrative expenses
Disclosure of attribution of expenses by nature to their function [line items]
Depreciation expense	69,647	63,437	209,311	161,565
Selling expenses
Disclosure of attribution of expenses by nature to their function [line items]
Depreciation expense	454,354	293,819	1,338,175	723,061
Capitalized to property, plant and equipment
Disclosure of attribution of expenses by nature to their function [line items]
Depreciation expense	$ 815,937	$ 0	$ 2,402,454	$ 0